Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Computation Of Basic And Diluted Net Earnings Per Share
Computation of basic and diluted net earnings per share:

	Year ended December 31, 2016			Year ended December 31, 2015			Year ended December 31, 2014
	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount
Basic net earnings	$236,909	42,742	$5.54	$202,509	42,711	$4.74	$170,980	42,654	$4.01

Effect of dilutive securities:
Employee stock options	—	10		—	22		—	23
Diluted net earnings	$236,909	42,752	$5.54	$202,509	42,733	$4.74	$170,980	42,677	$4.01

(*) In thousands

Compensation Expenses Before Tax
The Company recorded an amount of approximately $32,065, $25,893 and $10,402 in the years ended December 31, 2016, 2015 and 2014, respectively, as compensation costs related to the phantom bonus units granted under the Plan, as follows:

	Year ended December 31,
	2016	2015	2014
Cost of revenues	$10,056	$5,859	$1,176
General and administration expenses	18,024	17,864	8,804
Marketing and selling	3,985	2,170	422
	$32,065	$25,893	$10,402